Performance Management - The BeeHive ETF	Apr. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of The BeeHive Fund (the “Predecessor Fund”), a mutual fund series of Forum Funds, as the result of a reorganization of the Predecessor Fund into the Fund after the market close on December 13, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The Sub-Adviser served as the investment adviser to the Predecessor Fund. The returns shown for periods ending prior to the Reorganization are those of the Predecessor Fund.

The following bar chart shows changes in the Fund’s and Predecessor Fund’s performance from year to year. The table shows how the Fund’s and Predecessor Fund’s average annual returns for 1-year, 5-years and 10-years compare with those of broad measures of market performance.

The Fund’s and Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. If the Predecessor Fund had been structured as an ETF its performance may have differed. You can obtain updated performance information at www.thebeehiveetf.com or by calling (855) 571-6999.

Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 17.02% for the quarter ended March 31, 2019, and the lowest return was -19.35% for the quarter ended March 31, 2020.

The performance information shown above is based on a calendar year. The Fund’s year-to-date return for the period ended March 31, 2025 was -1.86%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.86%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.02%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	10.45%	8.83%	7.86%
Return After Taxes on Distributions	10.27%	7.78%	6.70%
Return After Taxes on Distributions and Sale of Shares	6.16%	6.55%	5.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) (1)	25.63%	14.49%	13.07%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses, or taxes) (2)	12.97%	10.72%	10.23%

(1)	The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

(2)	The S&P 500® Equal Weight Index is the equal-weight version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500® Index, but each company is weighted equally.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.thebeehiveetf.com
Performance Availability Phone [Text]	(855) 571-6999